Significant events for the year ended December 31, 2024 and the three months ended March 31, 2025 and subsequent events - Subsequent events (Details) - Total BSAs - shares	1 Months Ended		3 Months Ended	100 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		125,000	125,000	447,344
Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Vesting percentage		25.00%
Board Member | Major share-based transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	39,370
Vesting period	4 years
Vesting percentage	25.00%